AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 2010.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 136	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485.

☒           on March 26, 2010 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 14 to its Registration Statement until March 26, 2010. Post-Effective Amendment No. 14 to the Trust’s Registration Statement relates to the PowerShares 1-10 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-5 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio and PowerShares Investment Grade Corporate Bond Portfolio, which were created pursuant to Post-Effective Amendment No. 3 to the Trust’s Registration Statement filed on July 24, 2007.  The effectiveness of the Registration Statement was delayed pursuant to Post-Effective Amendment Nos. 14, 24, 27, 32, 34, 39, 42, 46, 53, 59, 65, 69, 74, 75, 78, 81, 84, 88, 93, 96, 99, 102, 105, 108, 111, 115, 117, 122, 126, 131 and 135 to the Trust’s Registration Statement filed on October 3, 2007, December 3, 2007, January 2, 2008, February 1, 2008, February 29, 2008, March 28, 2008, April 25, 2008, May 23, 2008, June 20, 2008, July 18, 2008, August 15, 2008, September 12, 2008, October 10, 2008, November 7, 2008, December 5, 2008, January 2, 2009, January 30, 2009, February 27, 2009, March 27, 2009, April 24, 2009, May 22, 2009, June 19, 2009, July 17, 2009, August 14, 2009, September 11, 2009, October 9, 2009, November 6, 2009, December 4, 2009, December 31, 2009, January 29, 2010 and February 26, 2010, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, filed on October 3, 2007, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 26th day of February, 2010.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	February 26, 2010
Andrew Schlossberg

/s/ Bruce T. Duncan	Chief Financial Officer,	February 26, 2010
Bruce T. Duncan	Treasurer and Secretary

*/s/ H. Bruce Bond	Chairman and Trustee	February 26, 2010
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	February 26, 2010
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 26, 2010
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 26, 2010
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 26, 2010
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	February 26, 2010
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	February 26, 2010
Donald S. Wilson

*By: /s/ Stuart M. Strauss		February 26, 2010
Stuart M. Strauss
Attorney-In-Fact